Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Revenue From Contracts with Customers [Abstract]
Revenue from contracts with customers by product and segment
For the year ended December 31, 2024, revenue from contracts with customers by product and segment was as follows:

	Turkiye	Canada	Greece	Total

Gold revenue - doré	$419,707	$471,106	$—	$890,813
Gold revenue - concentrate	194,344	—	148,178	342,522
Silver revenue - doré	3,808	1,931	—	5,739
Silver revenue - concentrate	6,429	—	33,462	39,891
Lead concentrate	—	—	19,574	19,574
Zinc concentrate	—	—	24,998	24,998
Revenue from contracts with customers	$624,288	$473,037	$226,212	$1,323,537
Loss on revaluation of derivatives in trade receivables - gold	(899)	—	(2,027)	(2,926)
Gain on revaluation of derivatives in trade receivables - other metals	—	—	1,970	1,970
	$623,389	$473,037	$226,155	$1,322,581

For the year ended December 31, 2023, revenue from contracts with customers by product and segment was as follows:

	Turkiye	Canada	Greece	Total

Gold revenue - doré	$301,692	$344,614	$—	$646,306
Gold revenue - concentrate	165,087	—	112,290	277,377
Silver revenue - doré	3,115	1,701	—	4,816
Silver revenue - concentrate	4,428	—	32,608	37,036
Lead concentrate	—	—	25,456	25,456
Zinc concentrate	—	—	19,108	19,108
Revenue from contracts with customers	$474,322	$346,315	$189,462	$1,010,099
Gain on revaluation of derivatives in trade receivables - gold	1,027	—	436	1,463
Loss on revaluation of derivatives in trade receivables - other metals	—	—	(3,061)	(3,061)
	$475,349	$346,315	$186,837	$1,008,501